Earnings per share - Summary of Earnings Per Share (Parenthetical) (Detail) - Dilutive potential shares from stock options [Member] - $ / shares	3 Months Ended		9 Months Ended
	Jul. 31, 2026	Jul. 31, 2025	Jul. 31, 2025
Earnings per share [line items]
Outstanding options excluded from calculation of diluted earnings per share	0	915,683	762,532
Average exercise price		$ 177.97	$ 177.97